Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets, Net
NOTE 14.	INTANGIBLE ASSETS, NET
At December 31, 2019 and 2018, intangible assets, net are mainly wells unassigned to a reserve and other components of intangible assets, which amounted to Ps.14,584,524 and Ps.13,720,540, respectively as follows:

A.	Wells unassigned to a reserve

	2019		2018
Wells unassigned to a reserve:
Balance at the beginning of period	Ps.	9,779,239	Ps.	9,088,563
Additions to construction in progress		17,028,974		20,352,351
Transfers against expenses		(7,990,877)		(12,934,906)
Transfers against fixed assets		(5,986,055)		(6,726,769)

Balance at the end of period	Ps.	12,831,281	Ps.	9,779,239

In addition, as of December 31, 2019 and 2018, PEMEX recognized expenses related to unsuccessful wells of Ps. 79,595,185 and Ps. 13,271,868, respectively, directly in its statement of comprehensive income.

B.	Other intangible assets

As of December 31, 2019	Licenses	Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance at the beginning of the year	4,391,069	2,255,551	Ps.	6,646,620
Additions	201,853	28,850		230,703
Effects of foreign exchange	(13,436)	(96,724)		(110,160)

	4,579,486	2,187,677		6,767,163
Amortization accumulated
Balance at the beginning of the year	(3,871,442)	(743,865)	Ps.	(4,615,307)
Amortization	(386,414)	(70,617)		(457,031)
Effects of foreign exchange	25,553	32,865		58,418

	(4,232,303)	(781,617)		(5,013,920)
Balance at the end of the year	347,183	1,406,060	Ps.	1,753,243

Useful lives	1 to 3 years	Up to 36 years

As of December 31, 2019, the rights of way were recognized as right of use, due to the adoption of IFRS 16.

As of December 31, 2018	Rights of way		Licenses	Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance at the beginning of the year	Ps.	2,311,743	3,586,553	1,940,583	Ps.	7,838,879
Additions		40,323	638,479	325,471		1,004,273
Effects of foreign exchange		—	(10,397)	(10,503)		(20,900)

		2,352,066	4,214,635	2,255,551		8,822,252
Amortization accumulated
Balance at the beginning of the year	Ps.	(179,312)	(1,401,443)	(668,047)	Ps.	(2,248,802)
Amortization		(86,332)	(2,480,760)	(76,234)		(2,643,326)
Effects of foreign exchange		—	10,761	416		11,177

		(265,644)	(3,871,442)	(743,865)		(4,880,951)
Balance at the end of the year	Ps.	2,086,422	343,193	1,511,686	Ps.	3,941,301

Useful lives		23 years	1 to 3 years	Up to 36 years
Amortization of rights of way (until 2018), exploration expenses, evaluation of assets and concessions are recognized in cost of sales. Amortization of licenses is recognized in administrative expenses.